Property, Plant and Equipment Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Property, Plant and Equipment [Abstract]
Land	$ 210	$ 218
Buildings and improvements	2,447	2,375
Equipment and other	6,552	5,904
Construction in progress	1,033	1,165
Property, plant and equipment, gross	10,242	9,662
Accumulated depreciation	(3,187)	(2,584)
Property, plant and equipment, net	$ 7,055	$ 7,078